CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Total	Common Stock	Treasury Stock	Additional Paid-In Capital	Shareholder Note Receivable	Accumulated Deficit	Redeemable Convertible Preferred Stock Preferred Stock	Common Stock Subject to Possible Redemption Common Stock	Previously Reported	Previously Reported Common Stock	Previously Reported Treasury Stock	Previously Reported Additional Paid-In Capital	Previously Reported Accumulated Deficit	Previously Reported Redeemable Convertible Preferred Stock	Retroactive Application of Recapitalization	Retroactive Application of Recapitalization Common Stock	Retroactive Application of Recapitalization Treasury Stock	Retroactive Application of Recapitalization Additional Paid-In Capital	Retroactive Application of Recapitalization Redeemable Convertible Preferred Stock	Adjusted Balance	Adjusted Balance Common Stock	Adjusted Balance Additional Paid-In Capital	Adjusted Balance Accumulated Deficit
Balance at the beginning at Dec. 31, 2022	$ (70,539,000)	$ 0	$ 0	$ 209,928,000		$ (280,467,000)	$ 64,020,000
Balance at the beginning (in shares) at Dec. 31, 2022		6,143,294	124,225				16,498,279
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in dollars)	$ 1,000			1,000
Exercise of stock options (in shares)	1,000	1,000
Reissuance of Shadow Preferred in Pay-to-Play Pull Through Exchange at redemption value (In dollars)	$ (109,327,000)			(109,327,000)			$ 109,327,000
Reissuance of Shadow Preferred in Pay-to-Play Pull Through Exchange at redemption value (in shares)		(2,799,634)					27,996,424
Reissuance of common stock in common rights offering (in shares)		8,109,693
Issuance of common stock upon release of restricted stock units		6,000,000
Pay-to-Play financing charges	35,771,000			35,771,000
Debt financing charge on convertible notes	2,640,000			2,640,000
Stock-based compensation	2,483,000			2,483,000
Net income (loss)	(87,589,000)					(87,589,000)
Balance at the ending at Dec. 31, 2023	(226,560,000)	$ 0	$ 0	141,496,000		(368,056,000)	$ 173,347,000		$ (226,560,000)			$ 141,496,000	$ (368,056,000)	$ 173,347,000	$ 173,347,000	$ 5,000		$ 173,342,000	$ (173,347,000)	$ (53,213,000)	$ 5,000	$ 314,838,000	$ (368,056,000)
Balance at the ending (in shares) at Dec. 31, 2023		17,454,353	124,225				44,494,703			13,613,269	96,887			34,712,525		34,712,525					48,325,794
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retroactive application of recapitalization																	$ (96,887)
Retroactive application of recapitalization (in shares)																			(34,712,525)
Stock-based compensation	337,000			337,000
Net income (loss)	(16,743,000)					(16,743,000)
Balance at the ending at Mar. 31, 2024	(69,619,000)	$ 5,000		315,175,000		(384,799,000)
Balance at the ending (in shares) at Mar. 31, 2024		48,325,794
Balance at the beginning at Dec. 31, 2023	(226,560,000)	$ 0	$ 0	141,496,000		(368,056,000)	$ 173,347,000		(226,560,000)			141,496,000	(368,056,000)	$ 173,347,000	173,347,000	$ 5,000		173,342,000	$ (173,347,000)	(53,213,000)	$ 5,000	314,838,000	(368,056,000)
Balance at the beginning (in shares) at Dec. 31, 2023		17,454,353	124,225				44,494,703			13,613,269	96,887			34,712,525		34,712,525					48,325,794
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in dollars)	$ 98,000			98,000
Exercise of stock options (in shares)	65,646	65,646
Stock-based compensation	$ 3,847,000			3,847,000
Net income (loss)	$ (61,195,000)					(61,195,000)
Balance at the end (in shares) at Dec. 31, 2024	0
Balance at the ending at Dec. 31, 2024	$ (283,810,000)	$ 0	$ 0	145,441,000		(429,251,000)	$ 173,347,000		$ (283,810,000)			$ 145,441,000	$ (429,251,000)	$ 173,347,000						$ (110,463,000)	$ 5,000	$ 318,783,000	$ (429,251,000)
Balance at the ending (in shares) at Dec. 31, 2024		17,519,999	124,225				44,494,703			13,663,527	96,887			34,712,525		34,712,525					48,376,052
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to advisors, Value	300,000			300,000
Issuance of common stock to advisors, Shares		94,949
Conversion of convertible notes (in shares)		31,433,259
Retroactive application of recapitalization															$ 173,347,000	$ 5,000		$ 173,342,000	$ (173,347,000)
Retroactive application of recapitalization (in shares)																	(96,887)		(34,712,525)
Temporary equity Merger and PIPE financing, Shares								2,854,242
Temporary equity Merger and PIPE financing, Value								$ 33,061,000
Conversion of convertible notes	314,334,000	$ 3,000		314,331,000
Net exercise of warrants	75,057,000	$ 1,000		75,056,000
Net exercise of warrants (in shares)		7,505,657
Merger and PIPE financing, Shares		11,408,957
Merger and PIPE financing, Value	(126,164,000)	$ 1,000		(117,411,000)	$ (8,754,000)
Payment of Shareholder note receivable	200,000				200,000
Issuance of common stock warrants	167,000			167,000
Stock-based compensation	11,040,000			11,040,000
Net income (loss)	(147,761,000)					(147,761,000)
Balance at the end at Mar. 31, 2025	$ 33,061,000							$ 33,061,000
Balance at the end (in shares) at Mar. 31, 2025	2,854,242							2,854,242
Balance at the ending at Mar. 31, 2025	$ 16,710,000	$ 10,000		$ 602,266,000	$ (8,554,000)	$ (577,012,000)
Balance at the ending (in shares) at Mar. 31, 2025		98,818,874